Events after the reporting date (Details) - € / shares	Dec. 31, 2021	May 27, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]	Dec. 31, 2018	[2]
Issuance of Equity [Abstract]
Issuance of shares (in shares)	52,020,849		75,923,079		70,000,000		70,000,000
Par value (in euros per share)		€ 0.01

[1]	Share information presented as of December 31, 2019 and 2020, and for the financial year then ended, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.
[2]	In 2018, the GH Research Ireland Limited issued 70,000,000 ordinary shares with a nominal value of €0.01 for which a receivable was recognized and the related cash flow occurred in 2019.